Subsequent events	9 Months Ended
Oct. 31, 2011
Subsequent events [Text Block]

NOTE 11 – Subsequent events

In November 2011 pursuant to the amended Northern Dynasty secured convertible promissory note, Northern Dynasty paid the annual rental fees in the amount of $166,740 on our Big Chunk mineral claims to renew them in good standing for an additional year. The amount will also apply against the $1,000,000 earn-in requirement resulting in a total of $712,756 of earn in expenditures paid by November 18, 2011.